Condensed Consolidated Interim Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
REVENUES	$ 13,597	$ 24,175	$ 25,156	$ 48,055
COST OF REVENUES	(5,253)	(9,241)	(9,997)	(17,328)
GROSS PROFIT	8,344	14,934	15,159	30,727
OPERATING EXPENSES:
Research and development expenses	(9,961)	(12,161)	(20,106)	(26,121)
Sales and marketing expenses	(4,368)	(4,255)	(8,756)	(9,315)
General and administrative expenses	(3,397)	(3,701)	(6,968)	(7,533)
Change in earnout liability	(28)		(28)
TOTAL OPERATING EXPENSES	(17,754)	(20,117)	(35,858)	(42,969)
OPERATING LOSS	(9,410)	(5,183)	(20,699)	(12,242)
Change in fair value of Forfeiture Shares	10	22	35	1,529
Financial income, net	540	601	1,774	792
LOSS BEFORE INCOME TAXES	(8,860)	(4,560)	(18,890)	(9,921)
INCOME TAXES	(21)	(26)	(38)	(45)
LOSS AFTER INCOME TAXES	(8,881)	(4,586)	(18,928)	(9,966)
Equity in earnings of an investee	12	4	17	7
NET LOSS	$ (8,869)	$ (4,582)	$ (18,911)	$ (9,959)
Basic net loss per ordinary share (in Dollars per share)	$ (0.08)	$ (0.05)	$ (0.18)	$ (0.1)
Weighted average number of shares and vested RSUs used in computing net loss per ordinary share (in Shares)	105,079,508	101,685,915	104,563,467	101,381,153